Non Current Assets Held for Sale (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Assets		$ 22,394
Total		1,699	3,771	$ 2,819
Transbank S.A. [Member]
Statement Line Items [Line Items]
Assets		$ 19,093
Participation		25.00%
Total		$ 1,442	3,118	2,024
Nexus [Member]
Statement Line Items [Line Items]
Assets	[1]	$ 357
Participation	[1]	1.94%
Total	[1]	$ 136	368	442
Redbanc [Member]
Statement Line Items [Line Items]
Assets		$ 2,944
Participation		33.43%
Total		$ 121	$ 285	$ 353

[1]	Remaining participation pending to sell at the end of the current year. See Note 40.